ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.2%
Communication Services	10.9%
Alphabet, Inc. - Class C(a)		496	$868,933
Comcast Corp. - Class A		8,210	430,204
Electronic Arts, Inc.		4,120	591,632
Walt Disney (The) Co.(a)		2,341	424,142
			2,314,911
Consumer Discretionary	16.5%
Amazon.com, Inc.(a)		384	1,250,661
Booking Holdings, Inc.(a)		192	427,636
Dollar General Corp.		2,272	477,802
Home Depot (The), Inc.		1,044	277,307
NIKE, Inc. - Class B		1,510	213,620
O'Reilly Automotive, Inc.(a)		422	190,984
Ross Stores, Inc.		4,487	551,048
Starbucks Corp.		1,204	128,804
			3,517,862
Consumer Staples	16.9%
Alimentation Couche-Tard, Inc. - Class B		17,517	596,973
Anheuser-Busch InBev S.A./N.V. - ADR		1,539	107,592
Casey's General Stores, Inc.		2,380	425,116
Coca-Cola (The) Co.		11,803	647,277
Constellation Brands, Inc. - Class A		1,262	276,441
Hershey (The) Co.		1,995	303,898
Mondelez International, Inc. - Class A		12,313	719,941
PepsiCo, Inc.		3,488	517,270
			3,594,508
Financials	7.6%
Berkshire Hathaway, Inc. - Class B(a)		3,945	914,727
CME Group, Inc.		2,652	482,797
M&T Bank Corp.		1,796	228,631
			1,626,155
Health Care	17.6%
Abbott Laboratories		2,909	318,506
Becton Dickinson and Co.		2,102	525,962
Boston Scientific Corp.(a)		14,730	529,544
Intuitive Surgical, Inc.(a)		280	229,068
Johnson & Johnson		5,363	844,029
Medtronic PLC		4,189	490,700
UnitedHealth Group, Inc.		2,290	803,057
			3,740,866
Industrials	3.8%
Copart, Inc.(a)		1,259	160,208
Graco, Inc.		3,063	221,608
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ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Northrop Grumman Corp.		659	$200,810
Otis Worldwide Corp.		3,280	221,564
			804,190
Information Technology	23.4%
Adobe, Inc.(a)		708	354,085
Keysight Technologies, Inc.(a)		4,093	540,645
Mastercard, Inc. - Class A		1,986	708,883
Microsoft Corp.		5,893	1,310,721
Motorola Solutions, Inc.		1,504	255,770
PayPal Holdings, Inc.(a)		1,971	461,608
Synopsys, Inc.(a)		853	221,132
Teradyne, Inc.		3,236	387,964
Visa, Inc. - Class A		3,344	731,433
			4,972,241
Materials	1.5%
Sherwin-Williams (The) Co.		422	310,132
TOTAL COMMON STOCKS (Cost $14,839,321)			20,880,865
SHORT-TERM INVESTMENTS	2.3%
Northern Institutional U.S. Government Select Portfolio – Shares Class, 0.02%(b)		481,453	481,453
TOTAL SHORT-TERM INVESTMENTS (Cost $481,453)			481,453
TOTAL INVESTMENTS (Cost $15,320,774)	100.5%		21,362,318
NET OTHER ASSETS (LIABILITIES)	(0.5%)		(98,026)
NET ASSETS	100.0%		$21,264,292

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2020 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At December 31, 2020, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:
CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	92.6%
Canada	2.8
Ireland	2.3
All other countries less than 2%	0.5
Total	98.2%
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